Impairment of long-lived assets (Details) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) drilling_unit	Jun. 30, 2019 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Number of impaired units | drilling_unit		7
Loss on impairment of long-lived assets | $	$ 1,230	$ 1,230	$ 0
Discount rate | Discounted cash flow
Impairment Of Long-Lived Assets [Line Items]
Long-lived assets, measurement input		0.128